SP Funds S&P World (ex-US) ETF
Schedule of Investments
January 31, 2026 (Unaudited)

COMMON STOCKS - 99.0%	Shares	Value
Aerospace/Defense - 0.1%
Aselsan Elektronik Sanayi Ve Ticaret AS	16,438	$114,614

Airlines - 0.1%
Ryanair Holdings PLC - ADR	1,548	109,289

Apparel - 0.8%
adidas AG - ADR	2,067	182,620
Asics Corp. - ADR	4,494	107,923
Eclat Textile Co. Ltd.	3,262	41,151
Hermes International SCA - ADR	2,067	496,266
Shenzhou International Group Holdings Ltd. - ADR	11,141	88,905
		916,865

Auto Manufacturers - 1.7%
BYD Co. Ltd. - ADR	51,284	634,383
BYD Co. Ltd. - Class A	5,607	73,342
Ferrari NV	720	240,520
Great Wall Motor Co. Ltd. - ADR	3,219	56,268
Kia Corp.	1,544	163,689
Li Auto, Inc. - Class A (a)	16,586	140,063
NIO, Inc. - Class A (a)	21,495	106,296
Subaru Corp. - ADR	7,312	78,531
Suzuki Motor Corp. - ADR	3,045	167,140
XPeng, Inc. - Class A (a)	20,290	186,150
Zhejiang Leapmotor Technology Co. Ltd. - Class H (a)(b)	6,166	33,492
		1,879,874

Auto Parts & Equipment - 0.8%
Bridgestone Corp. - ADR	14,516	163,305
Contemporary Amperex Technology Co. Ltd. - Class A	4,783	240,922
Contemporary Amperex Technology Co. Ltd. - Class H	926	58,218
Denso Corp. - ADR	12,045	166,221
Fuyao Glass Industry Group Co. Ltd. - Class H (b)	8,403	71,929
Hyundai Mobis Co. Ltd.	361	112,609
LG Energy Solution Ltd. (a)	231	63,872
		877,076

Banks - 1.1%
Abu Dhabi Islamic Bank PJSC	20,129	133,402
Al Rajhi Bank	26,647	761,607
Alinma Bank	16,960	128,781
Bank AlBilad	10,191	72,220
Dubai Islamic Bank PJSC	40,161	105,634
		1,201,644

Beverages - 0.3%
Arca Continental SAB de CV	6,788	77,028
Coca-Cola Femsa SAB de CV - ADR	696	72,586
Nongfu Spring Co. Ltd. - Class H (b)	25,129	154,255
		303,869

Biotechnology - 1.1%
3SBio, Inc. (b)	25,618	76,431
BeOne Medicines Ltd. - ADR (a)	980	333,573
CSL Ltd. - ADR	5,977	376,252
Genmab AS (a)	371	119,506
Innovent Biologics, Inc. (a)(b)	19,693	204,502
Samsung Biologics Co. Ltd. (a)(b)	72	87,286
		1,197,550

Building Materials - 0.9%
Anhui Conch Cement Co. Ltd. - ADR	3,269	51,879
Geberit AG - ADR	1,988	151,386
Kingspan Group PLC - ADR	951	83,089
Mitsubishi Electric Corp. - ADR	6,552	409,173
Nibe Industrier AB - Class B (a)	9,479	36,514
Sika AG - ADR	9,943	189,911
Svenska Cellulosa AB SCA - Class B	2,544	32,058
		954,010

Chemicals - 2.1%
Air Liquide SA - ADR	17,812	665,991
Chandra Asri Pacific Tbk PT	180,217	69,252
DSM-Firmenich AG	1,528	120,338
Givaudan SA - ADR	2,518	194,767
Nitto Denko Corp. - ADR	4,322	95,776
Novonesis Novozymes B - ADR	2,082	127,647
SABIC Agri-Nutrients Co.	3,224	107,447
Saudi Arabian Mining Co. (a)	18,485	380,966
Saudi Basic Industries Corp.	12,222	185,251
Shin-Etsu Chemical Co. Ltd. - ADR	24,536	403,617
		2,351,052

Coal - 0.3%
China Shenhua Energy Co. Ltd. - ADR	11,737	257,627
China Shenhua Energy Co. Ltd. - Class A	8,639	52,131
		309,758

Commercial Services - 1.6%
Brambles Ltd. - ADR	4,173	130,156
Dai Nippon Printing Co. Ltd. - ADR	5,420	48,618
Experian PLC - ADR	5,648	212,082
Intertek Group PLC - ADR	965	59,275
New Oriental Education & Technology Group, Inc. - ADR	1,780	107,476
Recruit Holdings Co. Ltd. - ADR	48,269	507,790
RELX PLC - ADR	11,249	402,714
SGS SA - ADR	9,929	118,751
Wolters Kluwer NV - ADR	1,454	135,993
		1,722,855

Computers - 2.4%
Advantech Co. Ltd.	6,924	65,896
Asia Vital Components Co. Ltd.	4,653	215,868
Asustek Computer, Inc.	9,773	154,033
Bizlink Holding, Inc.	2,386	98,564
Capgemini SE - ADR	4,728	146,710
CGI, Inc.	1,218	104,967
Elm Co.	351	72,620
Fujitsu Ltd. - ADR	10,564	293,151
Gigabyte Technology Co. Ltd.	7,399	54,781
Hygon Information Technology Co. Ltd. - Class A	1,936	73,679
Infosys Ltd. - ADR	48,042	844,578
Innolux Corp.	107,822	74,691
Logitech International SA	912	78,924
Nomura Research Institute Ltd. - ADR	2,661	81,054
Obic Co. Ltd.	1,926	53,650
Wipro Ltd. - ADR	42,345	106,709
Wiwynn Corp.	1,598	181,533
		2,701,408

Cosmetics/Personal Care - 2.0%
Beiersdorf AG - ADR	2,977	70,972
Essity AB - Class B	3,709	110,278
Giant Biogene Holding Co. ltd (b)	6,648	28,295
Haleon PLC - ADR	27,295	285,779
Kao Corp. - ADR	14,476	114,939
L'Oreal SA - ADR	7,086	649,573
Shiseido Co. Ltd. - ADR	2,466	42,217
Unicharm Corp. - ADR	15,744	47,862
Unilever PLC - ADR	13,305	909,530
		2,259,445

Distribution/Wholesale - 0.3%
AddTech AB - Class B	1,478	48,553
Pop Mart International Group Ltd. (b)	9,305	266,412
Toromont Industries Ltd.	474	60,714
		375,679

Electric - 0.5%
Abu Dhabi National Energy Co. PJSC	46,646	36,452
ACWA Power Co. (a)	3,106	155,105
Dian Swastatika Sentosa Tbk PT (a)	21,375	126,072
Dubai Electricity & Water Authority PJSC	124,820	102,639
Origin Energy Ltd.	10,342	85,492
		505,760

Electrical Components & Equipment - 3.0%
ABB Ltd.	9,479	820,557
Delta Electronics, Inc.	26,647	1,033,026
Fortune Electric Co. Ltd.	3,093	95,336
Fujikura Ltd.	1,683	213,512
Legrand SA - ADR	8,115	259,031
Schneider Electric SE - ADR	16,579	945,666
		3,367,128

Electronics - 2.8%
Assa Abloy AB - ADR	12,312	248,579
BYD Electronic International Co. Ltd.	10,593	45,303
Celestica, Inc. (a)	681	192,424
Chroma ATE, Inc.	5,527	172,115
Delta Electronics Thailand PCL	63,944	416,606
E Ink Holdings, Inc.	12,920	71,846
Foxconn Industrial Internet Co. Ltd. - Class A	16,208	134,591
Gold Circuit Electronics Ltd.	4,671	104,047
Halma PLC - ADR	1,100	108,108
Hoya Corp. - ADR	2,086	350,260
Jentech Precision Industrial Co. Ltd.	1,173	105,857
Kyocera Corp. - ADR	8,534	128,010
Lotes Co. Ltd.	1,252	56,891
Micro-Star International Co. Ltd.	9,941	28,493
Murata Manufacturing Co. Ltd. - ADR	22,693	229,426
NIDEC CORP - ADR	27,015	91,986
Samsung Electro-Mechanics Co. Ltd.	337	65,321
SCREEN Holdings Co. Ltd.	543	69,204
Shimadzu Corp.	1,697	45,808
Silergy Corp.	4,652	41,465
TDK Corp.	11,898	152,794
Tripod Technology Corp.	6,315	75,150
Unimicron Technology Corp.	18,246	219,451
		3,153,735

Energy-Alternate Sources - 0.2%
Vestas Wind Systems AS - ADR	18,889	188,512

Engineering & Construction - 0.9%
Aena SME SA (b)	4,481	139,828
Airports of Thailand PCL	59,377	94,826
AtkinsRealis Group, Inc.	990	69,863
Grupo Aeroportuario del Centro Norte SAB de CV	3,705	54,502
Grupo Aeroportuario del Pacifico SAB de CV - ADR	539	148,176
Grupo Aeroportuario del Sureste SAB de CV - ADR	215	74,203
Samsung C&T Corp.	519	108,711
Skanska AB - Class B	2,171	66,438
Stantec, Inc.	651	64,872
United Integrated Services Co. Ltd.	2,335	67,371
WSP Global, Inc.	790	153,566
		1,042,356

Environmental Control - 0.2%
Waste Connections, Inc.	1,574	264,784

Food - 2.2%
Ajinomoto Co., Inc. - ADR	5,803	131,960
Almarai Co. JSC	6,725	79,071
Bid Corp. Ltd.	4,630	116,721
BIM Birlesik Magazalar AS	6,039	92,198
Chocoladefabriken Lindt & Spruengli AG	1	148,042
Chocoladefabriken Lindt & Spruengli AG	5	71,814
Kerry Group PLC - ADR	951	84,363
Mowi ASA - ADR	2,745	63,286
Nestle SA - ADR	15,856	1,507,271
Orkla ASA - ADR	4,628	55,351
SD Guthrie Bhd	51,763	76,686
Want Want China Holdings Ltd.	63,856	38,593
		2,465,356

Forest Products & Paper - 0.1%
UPM-Kymmene Oyj - ADR	3,251	89,728

Hand/Machine Tools - 0.3%
Fuji Electric Co. Ltd.	922	65,687
Makita Corp. - ADR	1,715	60,042
Schindler Holding AG	227	87,905
Techtronic Industries Co. Ltd. - ADR	1,692	115,445
		329,079

Healthcare-Products - 1.6%
Alcon AG	3,058	247,880
Cochlear Ltd. - ADR	795	74,356
Coloplast AS - ADR	7,692	64,997
EssilorLuxottica SA - ADR	3,553	542,801
Fisher & Paykel Healthcare Corp. Ltd.	3,417	80,418
FUJIFILM Holdings Corp. - ADR	15,465	154,186
Lifco AB - Class B (a)	1,375	47,561
Olympus Corp.	7,103	84,770
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. - Class A	965	26,284
Siemens Healthineers AG - ADR	3,586	89,686
Smith & Nephew PLC - ADR	2,661	90,847
Sonova Holding AG - ADR	1,520	83,083
Straumann Holding AG - ADR	6,953	83,019
Sysmex Corp. - ADR	2,948	27,859
Terumo Corp. - ADR	9,198	120,218
		1,817,965

Healthcare-Services - 0.8%
Bangkok Dusit Medical Services PCL	66,059	42,199
Dr Sulaiman Al Habib Medical Services Group Co.	1,398	97,506
ICON PLC (a)	485	87,421
IHH Healthcare Bhd	42,883	97,471
Lonza Group AG - ADR	4,305	291,147
WuXi AppTec Co. Ltd. - Class H (b)	5,942	84,607
Wuxi Biologics Cayman, Inc. - ADR (a)	24,795	233,321
		933,672

Home Builders - 0.0% (c)
Sekisui Chemical Co. Ltd.	2,443	43,282

Home Furnishings - 0.4%
Haier Smart Home Co. Ltd. - ADR	8,085	105,671
Lite-On Technology Corp.	30,495	158,919
Midea Group Co. Ltd. - Class A	7,050	78,723
Midea Group Co. Ltd. - Class H	6,123	67,152
		410,465

Household Products/Wares - 0.4%
Henkel AG & Co. KGaA - ADR	2,448	50,453
Reckitt Benckiser Group PLC - ADR	20,988	349,870
		400,323

Internet - 8.3%
Alibaba Group Holding Ltd. - ADR	33,071	5,607,519
Allegro.eu SA (a)(b)	9,944	82,165
Autotrader Group PLC - ADR	21,981	40,005
CAR Group Ltd.	2,209	42,711
JD.com, Inc. - ADR	20,065	571,451
Kanzhun Ltd. - ADR	5,095	94,359
MakeMyTrip Ltd. (a)	966	60,259
Meitu, Inc. (b)	42,434	41,947
Meituan - ADR (a)	38,981	962,441
PDD Holdings, Inc. - ADR (a)	10,820	1,093,361
Trend Micro, Inc. - ADR (a)	774	30,310
Trip.com Group Ltd.	8,415	519,143
Vipshop Holdings Ltd. - ADR	3,124	53,452
		9,199,123

Investment Companies - 0.0% (c)
EXOR NV	544	44,720

Iron/Steel - 0.2%
BlueScope Steel Ltd.	2,684	56,860
Fortescue Ltd. - ADR	5,199	150,147
		207,007

Leisure Time - 0.2%
Amadeus IT Group SA - ADR	2,784	186,361
Shimano, Inc. - ADR	5,026	57,045
		243,406

Lodging - 0.1%
H World Group Ltd. - ADR	2,350	111,649

Machinery-Construction & Mining - 2.6%
Epiroc AB - ADR	3,845	108,121
HD Hyundai Electric Co. Ltd.	104	64,232
Hitachi Ltd. - ADR	27,917	970,116
Metso Oyj	4,337	85,210
Mitsubishi Heavy Industries Ltd.	20,674	605,639
Sandvik AB - ADR	6,635	262,414
Siemens Energy AG - ADR (a)	4,460	757,085
		2,852,817

Machinery-Diversified - 1.8%
Atlas Copco AB - ADR	9,667	173,329
Atlas Copco AB - ADR	15,363	317,246
Daifuku Co. Ltd. - ADR (a)	4,713	84,080
Ebara Corp.	2,541	76,694
FANUC Corp. - ADR	11,579	232,275
Hexagon AB - ADR	12,729	144,347
Keyence Corp.	1,230	450,027
Kone Oyj - ADR	4,774	171,100
SMC Corp. - ADR	7,514	145,922
WEG SA	20,386	202,554
		1,997,574

Media - 0.1%
Pearson PLC - ADR	4,041	53,179
Thomson Reuters Corp.	795	88,327
		141,506

Metal Fabricate/Hardware - 0.1%
SKF AB - ADR	2,039	53,351
Tenaris SA - ADR	998	44,211
		97,562

Mining - 6.2%
Agnico Eagle Mines Ltd.	3,071	587,009
Amman Mineral Internasional PT (a)	191,382	86,655
Antofagasta PLC	2,001	100,169
Barrick Mining Corp.	10,536	484,260
BHP Group Ltd. - ADR	15,819	1,087,240
Boliden AB - ADR (a)	851	119,021
Cameco Corp.	2,673	332,430
CMOC Group Ltd. - Class H	50,193	143,451
Gold Fields Ltd. - ADR	12,538	628,405
Grupo Mexico SAB de CV - Class B	43,102	479,124
Impala Platinum Holdings Ltd. - ADR	12,616	230,999
Ivanhoe Mines Ltd. - Class A (a)	4,185	53,218
Kinross Gold Corp.	7,448	235,845
Norsk Hydro ASA - ADR	8,136	72,248
Northam Platinum Holdings Ltd.	4,765	117,896
Pan American Silver Corp.	2,584	141,570
Press Metal Aluminium Holdings Bhd	51,410	98,594
Rio Tinto Ltd.	2,152	228,474
Rio Tinto PLC - ADR	6,552	596,429
South32 Ltd. - ADR	5,546	86,906
Southern Copper Corp.	1,118	212,824
Valterra Platinum Ltd.	3,672	348,024
Wheaton Precious Metals Corp.	2,760	365,629
		6,836,420

Miscellaneous Manufacturing - 0.5%
Airtac International Group	1,992	72,160
Alfa Laval AB - ADR	1,763	102,254
Diploma PLC	807	58,914
Elite Material Co. Ltd.	4,347	241,040
Indutrade AB	1,537	36,288
Sunny Optical Technology Group Co. Ltd. - ADR	926	73,839
		584,495

Office-Business Equipment - 0.2%
Canon, Inc. - ADR	5,538	168,521

Oil & Gas - 1.9%
ADNOC Drilling Co. PJSC	35,484	51,497
ARC Resources Ltd.	3,454	64,456
Canadian Natural Resources Ltd.	12,794	478,352
Cenovus Energy, Inc.	7,928	157,313
Imperial Oil Ltd.	961	97,629
Neste Oyj - ADR	5,365	68,082
PTT Exploration & Production PCL	19,234	74,882
Saudi Arabian Oil Co. (b)	78,979	543,274
Suncor Energy, Inc.	7,401	393,346
Tourmaline Oil Corp.	1,988	94,603
Turkiye Petrol Rafinerileri AS	12,537	70,565
		2,093,999

Pharmaceuticals - 9.3%
Astellas Pharma, Inc. - ADR	11,153	154,581
AstraZeneca PLC - ADR	19,036	1,765,970
Celltrion, Inc.	952	138,891
Chugai Pharmaceutical Co. Ltd. - ADR	7,913	225,916
CSPC Pharmaceutical Group Ltd.	110,271	135,550
Daiichi Sankyo Co. Ltd. - ADR	11,609	211,284
Dr Reddy's Laboratories Ltd. - ADR	8,457	113,493
Eisai Co. Ltd.	1,732	48,403
Galderma Group AG	916	171,174
GSK PLC - ADR	12,517	645,877
Jiangsu Hengrui Pharmaceuticals Co. Ltd. - Class A	6,459	54,063
Merck KGaA - ADR	3,994	119,341
Novartis AG - ADR	11,649	1,731,973
Novo Nordisk AS - ADR	19,669	1,168,929
Orion Oyj - Class B	652	54,024
Otsuka Holdings Co. Ltd. - ADR	6,314	189,231
Roche Holding AG	164	75,818
Roche Holding AG - ADR	34,593	1,963,153
Sandoz Group AG - ADR	2,691	213,342
Sanofi SA - ADR	13,081	615,330
Shionogi & Co. Ltd. - ADR	9,835	100,514
Sigma Healthcare Ltd.	35,419	76,671
Sino Biopharmaceutical Ltd.	137,924	117,266
UCB SA - ADR	1,466	221,733
		10,312,527

Pipelines - 0.1%
Adnoc Gas PLC	95,796	94,162
Petronas Gas Bhd	13,429	62,614
		156,776

Real Estate - 0.7%
Aldar Properties PJSC	52,332	136,649
Daito Trust Construction Co. Ltd. - ADR	7,625	39,726
Emaar Properties PJSC	85,794	350,404
FirstService Corp.	232	36,143
KE Holdings, Inc. - Class A	27,578	177,445
		740,367

Retail - 3.0%
Alibaba Health Information Technology Ltd. (a)	80,498	67,205
ANTA Sports Products Ltd. - ADR	643	159,400
Associated British Foods PLC - ADR	1,885	49,236
Cie Financiere Richemont SA - ADR	32,468	627,606
Clicks Group Ltd. - ADR	1,623	65,910
Dollarama, Inc.	1,706	231,179
Fast Retailing Co. Ltd. - ADR	12,814	488,213
H & M Hennes & Mauritz AB - ADR	14,847	59,054
Industria de Diseno Textil SA - ADR	27,391	444,830
JD Health International, Inc. (a)(b)	14,189	114,915
JUMBO SA	1,526	45,458
Laopu Gold Co. Ltd. - Class H	631	62,860
Li Ning Co. Ltd. - ADR	1,263	82,373
MatsukiyoCocokara & Co.	2,322	37,300
Moncler SpA	1,402	81,744
Mr Price Group Ltd.	3,577	39,813
Nitori Holdings Co. Ltd. - ADR	5,350	45,903
Pan Pacific International Holdings Corp. - ADR	8,219	96,984
Raia Drogasil SA	18,027	84,150
Ryohin Keikaku Co. Ltd.	3,417	68,247
Wesfarmers Ltd. - ADR	13,994	404,986
		3,357,366

Semiconductors - 28.9% (d)
Advantest Corp. - ADR	4,718	780,499
Alchip Technologies Ltd.	1,108	110,025
ARM Holdings PLC - ADR (a)	709	74,700
ASM International NV	281	237,281
ASML Holding NV	2,367	3,423,024
ASPEED Technology, Inc.	387	109,201
Disco Corp. - ADR	5,817	248,444
eMemory Technology, Inc.	866	50,358
Global Unichip Corp.	1,172	97,574
Infineon Technologies AG - ADR	8,017	392,913
King Yuan Electronics Co. Ltd.	15,579	146,533
Lasertec Corp. - ADR	2,480	114,080
MediaTek, Inc.	22,211	1,242,179
Novatek Microelectronics Corp.	8,421	100,346
Realtek Semiconductor Corp.	7,084	108,837
Samsung Electronics Co. Ltd.	30,402	3,389,969
SK hynix, Inc.	3,339	2,108,622
STMicroelectronics NV	3,889	110,251
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	54,789	18,111,052
Tokyo Electron Ltd. - ADR	5,795	770,619
United Microelectronics Corp. - ADR	32,717	333,059
Vanguard International Semiconductor Corp.	14,489	66,068
		32,125,634

Shipbuilding - 0.2%
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	249	71,531
Yangzijiang Shipbuilding Holdings Ltd.	39,451	103,835
		175,366

Software - 1.8%
Cambricon Technologies Corp. Ltd. - Class A (a)	349	63,230
Constellation Software, Inc.	119	220,834
Dassault Systemes SE - ADR	4,133	113,658
Descartes Systems Group, Inc. (a)	488	36,646
Kingdee International Software Group Co. Ltd. (a)	39,388	65,313
Pro Medicus Ltd.	331	42,694
Sage Group PLC - ADR	1,455	75,995
SAP SE - ADR	6,281	1,262,732
TOTVS SA	6,952	59,235
WiseTech Global Ltd.	1,099	44,654
Xero Ltd. (a)	993	65,217
		2,050,208

Telecommunications - 2.7%
Accton Technology Corp.	7,060	250,140
Advanced Info Service PCL	14,817	164,345
CELCOMDIGI BHD	47,166	39,006
Chunghwa Telecom Co. Ltd. - ADR	5,245	222,807
Etihad Etisalat Co.	5,217	97,922
Far EasTone Telecommunications Co. Ltd.	24,499	69,130
Hellenic Telecommunications Organization SA - ADR	4,821	46,523
Nokia Oyj - ADR	32,109	206,461
Saudi Telecom Co.	25,845	305,948
Singapore Telecommunications Ltd. - ADR	4,438	160,744
Taiwan Mobile Co. Ltd.	24,247	81,286
Telefonaktiebolaget LM Ericsson - ADR	18,011	194,519
Telekom Malaysia Bhd	33,836	67,809
Xiaomi Corp. - ADR (a)	48,827	1,103,490
		3,010,130

Toys/Games/Hobbies - 0.0% (c)
Sanrio Co. Ltd.	1,278	39,394

Transportation - 1.1%
Canadian National Railway Co.	3,405	329,373
Canadian Pacific Kansas City Ltd.	5,567	416,122
J&T Global Express Ltd. (a)	81,351	105,938
Kawasaki Kisen Kaisha Ltd.	3,982	57,538
Kuehne + Nagel International AG - ADR	1,617	74,722
SITC International Holdings Co. Ltd.	17,969	67,047
TFI International, Inc.	401	43,332
ZTO Express Cayman, Inc.	5,802	128,971
		1,223,043
TOTAL COMMON STOCKS (Cost $88,374,403)		110,056,743

REAL ESTATE INVESTMENT TRUSTS - 0.3%	Shares	Value
REITs - Warehouse & Industry - 0.3%
Goodman Group	12,541	269,982
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $275,986)		269,982

TOTAL INVESTMENTS - 99.3% (Cost $88,650,389)		110,326,725
Other Assets in Excess of Liabilities - 0.7%		807,797
TOTAL NET ASSETS - 100.0%		$111,134,522

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of January 31, 2026, the value of these securities total $1,929,338 or 1.7% of the Fund’s net assets.

(c)	Represents less than 0.05% of net assets.
(d)
To the extent that the Fund invests more heavily in a particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

Summary of Fair Value Disclosure as of January 31, 2026 (Unaudited)

SP Funds S&P World (ex-US) ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$109,913,189	$143,554	$–	$110,056,743
Real Estate Investment Trusts	269,982	–	–	269,982
Total Investments	$110,183,171	$143,554	$–	$110,326,725

Refer to the Schedule of Investments for further disaggregation of investment categories.

Allocation of Portfolio Holdings by Country as of January 31, 2026
(% of Net Assets)
Taiwan	$24,486,814	22.0%
Japan	11,287,476	9.7
Switzerland	9,162,834	8.4
China	8,189,744	7.7
South Korea	6,374,733	5.8
Hong Kong	6,013,075	5.4
Canada	5,798,806	5.1
United Kingdom	5,566,428	5.0
France	4,435,026	4.0
Netherlands	3,841,018	3.4
Australia	3,157,581	2.9
Saudi Arabia	2,987,718	2.9
Germany	2,925,802	2.8
Sweden	2,159,925	1.8
Ireland	1,669,605	1.6
Denmark	1,669,591	1.4
South Africa	1,547,768	1.4
India	1,125,039	1.0
United Arab Emirates	1,010,839	0.8
Mexico	905,619	0.8
Thailand	792,858	0.7
Spain	771,019	0.7
Singapore	679,887	0.6
Finland	674,605	0.6
United States	546,397	0.5
Malaysia	442,180	0.4
Brazil	345,939	0.3
Italy	322,264	0.3
Indonesia	281,979	0.3
Turkey	277,377	0.2
Belgium	221,733	0.2
Norway	190,885	0.2
New Zealand	145,635	0.2
Chile	100,169	0.1
Greece	91,981	0.1
Poland	82,165	0.0	(a)
Luxembourg	44,211	0.0	(a)
Other Assets in Excess of Liabilities	807,797	0.7
	$111,134,522	100.0%

(a)	Represents less than 0.05% of net assets.